UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                4-5-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -------------------

Form 13F Information Table Entry Total:        91
                                        -------------------

Form 13F Information Table Value Total: $  202,201
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       3,209     78,070      X                                           78,070
ABERCROMBIE & FITCH        COM       002896207       2,506     74,050      X                                           74,050
ALLIANT TECHSYSTEMS        COM       018804104       4,917     90,395      X                                           90,395
AMBAC                      COM       023139108         730      9,900      X                                            9,900
AMERICAN EXPRESS           COM       025816109       2,522     48,639      X                                           48,639
AMETEK                     COM       031100100       6,434    250,945      X                                          250,945
AMGEN                      COM       031162100       3,723     64,027      X                                           64,027
ANHEUSER BUSCH             COM       035229103       3,499     68,602      X                                           68,602
APPLIED MATERIALS          COM       038222105         744     34,900      X                                           34,900
AVON PRODUCTS              COM       054303102       2,379     31,350      X                                           31,350
BANK OF AMERICA            COM       06605F102         793      9,792      X                                            9,792
BARR PHARMACEUTICALS       COM       068306109       1,531     33,359      X                                           33,359
BECKMAN COULTER INC        COM       075811109       2,243     41,130      X                                           41,130
BED BATH & BEYOND          COM       075896100       3,141     74,957      X                                           74,957
BERKSHIRE HTWY CL A        COM       084670108         280        300      X                                              300
BIOMET                     COM       090613100       1,644     42,865      X                                           42,865
BROWN & BROWN INC          COM       115236101       1,510     38,945      X                                           38,945
C H ROBINSON WORLDWIDE     COM       12541W100         478     11,525      X                                           11,525
C S G SYSTEMS INTL         COM       126349109         744     43,300      X                                           43,300
CATALINA MARKETING         COM       148867104       1,667     85,965      X                                           85,965
CHRISTOPHER & BANKS        COM       171046105       1,630     77,233      X                                           77,233
CISCO SYSTEMS              COM       17275R102       1,461     61,982      X                                           61,982
CITIGROUP                  COM       172967101         676     13,069      X                                           13,069
CLARCOR INC                COM       179895107       1,925     43,600      X                                           43,600
COCA COLA                  COM       191216100       1,785     35,485      X                                           35,485
COLGATE PALMOLIVE          COM       194162103       1,086     19,701      X                                           19,701
CRANE                      COM       224399105         299      9,050      X                                            9,050
DELL                       COM       247025109       5,745    170,887      X                                          170,887
DIONEX                     COM       254546104         266      5,050      X                                            5,050
DOLLAR TREE STORES         COM       256747106       2,742     88,861      X                                           88,861
DONALDSON COMPANY          COM       257651109         976     36,790      X                                           36,790
EATON                      COM       278058102       1,537     27,350      X                                           27,350
ECOLAB                     COM       278865100         328     11,500      X                                           11,500
EQUIFAX                    COM       294429105       1,861     72,060      X                                           72,060
EXPEDITORS INT'L           COM       302130109       5,118    130,035      X                                          130,035
FACTSET RESEARCH SYSTEMS   COM       303075105         936     22,000      X                                           22,000
FANNIE MAE                 COM       313586109       3,581     48,159      X                                           48,159
FORD                       COM       345370100       1,578    116,320      X                                          116,320
FREDDIE MAC                COM       313400301       2,624     44,433      X                                           44,433
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,358    103,100      X                                          103,100
GANNETT                    COM       364730101       1,691     19,181      X                                           19,181
GARMIN LTD                 COM       G37260109       3,407     79,760      X                                           79,760
GENERAL DYNAMICS           COM       369550108       2,894     32,400      X                                           32,400
GENERAL MOTORS             COM       370442105       1,575     33,438      X                                           33,438
GRACO INC                  COM       384109104       5,020    172,440      X                                          172,440
GUIDANT CORP               COM       401698105       4,235     66,825      X                                           66,825
HA-LO INDUSTRIES INC       COM       404429102           0     40,000      X                                           40,000
HARLEY DAVIDSON INC        COM       412822108       1,060     19,875      X                                           19,875
I B M                      COM       459200101       3,237     35,250      X                                           35,250
I M S HEALTH               COM       449934108         997     42,858      X                                           42,858
INTEGRATED CIRCUIT SYS     COM       45811K208       1,260     50,350      X                                           50,350
INTEL                      COM       458140100       2,726    100,224      X                                          100,224
INVICTA CORP               COM       46183P106           3     86,000      X                                           86,000
JOHNSON CONTROLS           COM       478366107       1,881     31,805      X                                           31,805
JOHNSON & JOHNSON          COM       478160104       2,341     46,157      X                                           46,157
KB HOME                    COM       48666K109       1,566     19,385      X                                           19,385
KELLOGG                    COM       191216100       1,558     39,700      X                                           39,700
KIMBERLY-CLARK             COM       494368103       3,255     51,590      X                                           51,590
KING PHARMACEUTICALS INC   COM       495582108         594     35,282      X                                           35,282
LENNAR CORP                COM       526057104         278      5,150      X                                            5,150
LEXMARK INTL GROUP         COM       529771107       1,839     19,990      X                                           19,990
LILLY ELI & CO             COM       532457108       2,966     44,337      X                                           44,337
M B N A                    COM       55262L100       5,173    187,216      X                                          187,216
M G I C                    COM       552848103       2,666     41,512      X                                           41,512
MAYTAG                     COM       578592107         560     17,725      X                                           17,725
MC CORMICK                 COM       579780206       5,410    161,410      X                                          161,410
MCGRAW-HILL                COM       580645109       1,983     26,050      X                                           26,050
MERCK                      COM       589331107       1,240     28,068      X                                           28,068
METTLER TOLEDO INTL        COM       592688105       4,812    108,375      X                                          108,375
MICROSOFT                  COM       594918104         364     14,600      X                                           14,600
MONTEREY PASTA             COM       612570101          34     10,000      X                                           10,000
NATIONAL CITY CORP         COM       635405103       2,366     66,500      X                                           66,500
NORTH FORK                 COM       659424105       2,617     61,850      X                                           61,850
ORACLE                     COM       68389X105       4,591    382,587      X                                          382,587
PATTERSON DENTAL           COM       703412106       5,828     85,050      X                                           85,050
PEPSICO                    COM       713448108       2,178     40,443      X                                           40,443
PFIZER                     COM       717081103       3,599    102,679      X                                          102,679
PITNEY BOWES               COM       724479100         491     11,525      X                                           11,525
PLANTRONICS                COM       727493108       4,450    121,563      X                                          121,563
POLARIS INDUSTRIES         COM       731068102       2,770     60,962      X                                           60,962
PROCTER & GAMBLE           COM       742718109       3,550     33,848      X                                           33,848
PROVIDIAN FINANCIAL        COM       74406A102         690     52,700      X                                           52,700
RAYMOND JAMES FINL         COM       754730109       1,379     55,496      X                                           55,496
ROSS STORES                COM       778296103       3,059     99,870      X                                           99,870
S E I INVESTMENTS          COM       784117103       3,692    111,875      X                                          111,875
SAFEWAY                    COM       786514208       1,375     66,802      X                                           66,802
SKECHERS USA               COM       830566105         941     71,800      X                                           71,800
SUPERIOR INDUSTRIES        COM       868168105       1,233     34,790      X                                           34,790
UNITED TECHNOLOGIES        COM       913017109         804      9,314      X                                            9,314
VERIZON COMMUNICATIONS     COM       92343V104         694     18,994      X                                           18,994
WATERS                     COM       941848103       5,061    123,919      X                                          123,919